Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Schedule of Accounts Receivable

Accounts receivable at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021
Accounts receivable (including related party of $12,327 and $21,852 at June 30, 2022 and December 31, 2021, respectively)	$52,837	$32,800
Less:
Allowance for discounts	—	—
Accounts receivable, net	$52,837	$32,800

Accounts receivable at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable (including related party of $21,852 and $135,687 at December 31, 2021 and 2020, respectively)	$32,800	$152,759
Less:
Allowance for discounts	—	(1,396)
Accounts receivable, net	$32,800	$151,363